Collateral Financing Arrangements Collateral Financing Arrangements (Associated with Closed Block) (Details) - Secured Debt [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2016	Dec. 31, 2015
Met Life Reinsurance Company Of Charleston [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.55%
Debt Instrument, Principal Outstanding		$ 1,274	$ 1,342
Other Receivables		166	174
Pledged Assets Separately Reported, Securities Pledged for Other Debt Obligations, at Fair Value		160	67
Invested Assets On Deposit Held In Trust And Pledged As Collateral		$ 1,211	$ 1,181
Parent Company [Member] | Secured Debt Mrc [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.12%